UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2009 through June 30, 2010








Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----


Cogent Inc.		7/29	Election of directors	co	For	For
COGT	19239Y108	7/29	Ratify Del&Touche Firm	co	For	For

China Bak Battery, Inc.	3/16	Election of directors	co	For	For
CBAK	16936Y100	3/16	Ratify PKF Acct. Firm	co	For	For

Frontier Oil		4/28	Election of directors	co	For	For
FTO	35914P105	4/28	Apprv 1st Amend Omnib. 	co	For	For
			7/28	Ratify Del&Touch audit.	co	For	For

Louisianna-Pacific Corp 5/06	Election of directors	co	For	For
LPX	546347105	5/06	Ratify Del&Touch Audit.	co	For	For

Cooper Tire & Rubber Co 5/04	Election of directors	co	For	For
CTB	216831107	5/04	Ratify indep acct firm	co	For	For
			5/04	considr declassify BOD	co	For	For
			5/04	Apprv 2010 compens. pln	co	For	For

General Cable Corp	5/13	Election of directors	co	For	For
BGC	369300108	5/13	Apprv amend annual elct	co	For	For
			5/13	Apprv amend remov dir	co	For	For
			5/13	Ratify Del&touch acctfm	co	For	For
			5/13	Apprv perf. goals 05pln	co	For	For

Amerigroup Corp.	5/13	Election of directors	co	For	For
AGP	03073T102	5/13	Ratify KPMG Ind. acctfm	co	For	For

Nutrisystem, Inc.	5/12	Election of directors	co	For	For
NTRI	67069D108	5/12	Ratify KPMG Ind. acctS	co	For	For

Trinity Industries	5/03	Election of directors	co	For	For
TRN	896522109	5/03	Apprv 04 stkopt&inc.pln	co	For	For
			5/03	Apprv Rat Ernst&Yngacct.co	For	For

K-Swiss Inc.		5/18	Election of directors	co	For	For
KSWS	482686102	5/18	Rat Grnt&thrntn acctfrm co	For	For
			5/18	confer disrec. authorty co	For	For

Coventry Health Care	5/20	Election of directors	co	For	For
CVH	222862104	5/20	Apprv Rat Ernst&Yngacct.co	For	For
			5/20	Stkhldr prop: pol.contr.co	Against	Against
			5/20	Stkhldr prop: pay dispr.co	Against	Against
			5/20	Stkhldr prop: multperf.	co	Against	Against

Western Refining Inc.	5/25	Election of Directors	co	For	For
WNR	959319104	5/25	Ratify Deloitte&Touche	co	For	For
			5/25	Vote to apprv '10incpln.co	For	For

FreightCar America Inc.	5/12	Election of Directors	co	For	For
RAIL	357023100	5/12	Ratify Deloitte&Touche	co	For	For

Pioneer Drilling Co.	5/14	Election of Directors	co	For	For
PDC	723655106	5/14	Ratify KPMG as Auditors	co	For	For

Viropharma		5/24	Election of Directors	co	For	For
VPHM	928241108	5/24	Amnd '05 Equity inc.pln	co	For	For
			5/24	Ratify KPMG as Acc firm	co	For	For

Neutral Tandem Inc.	5/25	Election of Directors	co	For	For
TNDM	64128B108	5/25	Ratify Deloitte&Touche	co	For	For

Gamestop Corp.		6/22	Election of Directors	co	For	For
GME	36467W109	6/22	Ratify BDO Ind.acctfirm co	For	For












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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 08/06/10